Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2022	2021	2020
Current tax expense:
Federal	$190	$160	$465
Foreign	404	353	407
State and local	19	107	163
Total current tax expense	613	620	1,035
Deferred tax expense (benefit):
Federal	104	208	(145)
Foreign	(5)	22	16
State and local	56	27	(64)
Total deferred tax expense (benefit)	155	257	(193)
Provision for income taxes	$768	$877	$842

The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2022	2021	2020
Domestic	$1,697	$2,965	$2,698
Foreign	1,631	1,683	1,770
Income before taxes	$3,328	$4,648	$4,468

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2022	2021
Depreciation and amortization	$2,063	$2,149
Pension obligation	374	451
Other liabilities	145	260
Renewable energy investment	205	238
Securities valuation	(31)	81
Equity investments	57	58
Leasing	(25)	(2)
Other assets	(31)	(36)
Credit losses on loans	(70)	(61)
Reserves not deducted for tax	(154)	(126)
Tax credit carryforward	(224)	—
Employee benefits	(253)	(281)
U.S. foreign tax credits	(100)	(83)
Valuation allowance	100	83
Net deferred tax liability	$2,056	$2,731

As of Dec. 31, 2022, BNY Mellon had $100 million of U.S. foreign tax credit carryforwards which will begin to expire in 2029. We believe it is more likely than not that the benefit from these foreign tax credits will not be realized. Accordingly, we have recorded a valuation allowance of $100 million. We believe it is more likely than not that we will fully realize our remaining deferred tax assets. This conclusion is based on historical financial results and profit forecasts.

As of Dec. 31, 2022, we had approximately $1.1 billion of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no local distribution tax provision has been recorded. If these earnings were to be repatriated, the estimated tax liability as of Dec. 31, 2022 would be up to $132 million.

The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2022	2021	2020
Federal rate	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	1.8	2.3	1.8
Foreign operations	2.1	0.8	1.5
Tax credits	(6.1)	(4.6)	(4.1)
Tax-exempt income	(1.0)	(1.0)	(1.0)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.4	0.3	0.3
Stock compensation	(0.6)	(0.1)	—
Goodwill impairment	3.9	—	—
Divestiture of stock in subsidiary	1.0	—	—
Other – net	0.6	0.2	(0.7)
Effective tax rate	23.1%	18.9%	18.8%

Unrecognized tax positions
(in millions)	2022	2021	2020
Beginning balance at Jan. 1, – gross	$138	$119	$173
Prior period tax positions:
Increases	—	18	45
Decreases	(11)	(3)	(14)
Current period tax positions	8	9	15
Settlements	(16)	(5)	(100)
Statute expiration	(13)	—	—
Ending balance at Dec. 31, – gross	$106	$138	$119

Our total tax reserves as of Dec. 31, 2022 were $106 million compared with $138 million at Dec. 31, 2021. If these tax reserves were unnecessary, $106 million would affect the effective tax rate in future periods. We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2022 is accrued interest, where applicable, of $33 million. The additional tax expense related to interest for the year ended Dec. 31, 2022 was $5 million, compared with $12 million for the year ended Dec. 31, 2021.

It is reasonably possible the total reserve for uncertain tax positions could decrease within the next 12 months by approximately $5 million as a result of adjustments related to tax years that are still subject to examination.
Our federal income tax returns are closed to examination through 2016. Our New York State and New York City income tax returns are closed to examination through 2014. Our UK income tax returns are closed to examination through 2020.